Financial instruments - Fair values and risk management - Schedule of cash flow hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve	$ 7,456	$ 4,583	$ 2,698
Changes in the value of the hedging instrument recognized in OCI	(2,873)	(1,885)
Cash flow hedges | Interest rate risk | 1-6 months
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (10,855)	$ (23,469)
Average fixed interest rate	2.96%	1.99%
Cash flow hedges | Interest rate risk | 6-12 months
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (10,942)	$ (23,261)
Average fixed interest rate	2.96%	2.00%
Cash flow hedges | Interest rate risk | More than 1 year
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (81,803)	$ (176,598)
Average fixed interest rate	2.96%	2.96%
Variable-rate instruments | Cash flow hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	$ 2,989	$ 1,205
Cash flow hedge reserve	(6,385)	(3,396)
Forward cap option | Cash flow hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(116)	680
Cash flow hedge reserve	(1,071)	(1,187)
Nominal amount	200,000	200,000
Carrying amount - Assets	15	52
Carrying amount - Liabilities	0	0
Changes in the value of the hedging instrument recognized in OCI	116	(680)
Hedge ineffectiveness recognized in profit or loss	0	0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Nominal amount	270,100
Interest rate swaps | Cash flow hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Nominal amount	70,143	506,603
Carrying amount - Assets	2	5
Carrying amount - Liabilities	6,385	3,593
Changes in the value of the hedging instrument recognized in OCI	(2,989)	(1,205)
Hedge ineffectiveness recognized in profit or loss	$ (108)	$ (4,943)